Revenue Recognition (Details) - Schedule of Contract Receivable and Contract Liability - VASO CORPORATION [Member] - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Revenue Recognition (Details) - Schedule of Contract Receivable and Contract Liability [Line Items]
Contract receivables, beginning balance	$ 15,306	$ 15,474
Contract receivables, ending balance	9,185	8,132
Increase (decrease) contract receivables	(6,121)	(7,342)
Contract liabilities, beginning balance	33,861	26,890
Contract liabilities, ending balance	34,773	30,908
Increase (decrease) contract liabilities	$ 911	$ 4,018